13. Variable Interest Entities And Other Long-term Investment (Tables)	12 Months Ended
Dec. 31, 2013
Variable Interest Entities And Other Long-Term Investment Tables
Allocation of the purchase price
Purchase Price
Cash to acquire 20% of Wangku	¥3,000,000
Less: Fair value of identifiable assets acquired:
Current assets	¥846,792
Fixed assets	203,136
¥1,049,928

Plus: Fair value of liabilities assumed:
Current liabilities	¥445,796
¥445,796

Excess of cost over fair value of net assets acquired – intangible assets and goodwill	¥2,395,868

Net assets acquired at fair value
Purchase Price
Cash to acquire an additional 31% of Wangku	¥6,762,679
Less: Fair value of identifiable assets acquired:
Current assets	¥1,321,761
Fixed assets	372,403
¥1,694,164

Plus: Fair value of liabilities assumed:
Current liabilities	¥3,465,288
Non-current liabilities	2,799,519
¥6,264,807

Excess of cost over fair value of net assets acquired – intangible assets and goodwill	¥11,333,322

Financial data of Changshengtiandi
	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2012	2013	2013
Total assets	¥611,618	¥597,574	$98,712
Total liabilities	-	324	54
Revenues	-	-	-
Net loss	238,552	14,368	2,373
Net cash provided by (used in) operating activities	(385,569)	5,761	952
Net cash provided by investing activities	-	-	-
Net cash provided by financing activities	-	-	-